Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

CREST Sub REIT, LLC (the “Company”)

Goldman Sachs & Co. LLC

Barclays Capital Inc.

Amherst Pierpont Securities LLC

(together, the “Specified Parties”)

Re: ACAM 2019-FL1, Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file titled “ACAM 2019-FL1 CRE CLO Tape.xlsx” provided to us on November 27, 2019 (the “Data File”) containing information on 21 Mortgage Assets (the “Mortgage Assets”) and the related 35 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral related to ACAM 2019-FL1, Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means November 13, 2019 (or, with respect to the Mortgage Asset Cut-Off Date Balance for (i) Mortgage Asset identified on the Data File as Marriot Winston-Salem, as of the respective mortgage loan’s payment date in December 2019 and (ii) the Mortgage Asset identified on the Data File as 800 Traction Avenue, November 22, 2019), as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 1.8000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s) column” in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
November 27, 2019

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Loan Type	Promissory Note/Loan Agreement/Deed of Trust/Servicing Report
Property Name	Provided by the Company
Address	Appraisal Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report
Property County	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll/Certified Rent Roll
Unit of Measure	Underwritten Rent Roll/Certified Rent Roll
Occupancy %	Underwritten Rent Roll/Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll/Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Principals (Individuals)	Guaranty
Related Borrower (Y/N)	Guaranty
Commitment Original Balance ($)	Promissory Note/Loan Agreement/Deed of Trust
Initial Funded Amount ($)	Promissory Note/Loan Agreement/Deed of Trust
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement/Deed of Trust
Contributed Mortgage Loan Cut-off Date Balance ($)	Provided by the Company

Attribute	Source Document(s)
Note Date	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Payment Date	Promissory Note/Loan Agreement/Deed of Trust/Settlement Statement/Loan Amendments
First Payment Date	Promissory Note/Loan Agreement/Deed of Trust/Settlement Statement/Loan Amendments
Initial Maturity Date	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Extension Options	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Extension Options Description	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
1st Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
2nd Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
3rd Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
4th Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
5th Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
First Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
First Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
First Extension Floor	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
First Extension Cap	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Second Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments

Attribute	Source Document(s)
Second Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Second Extension Floor	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Second Extension Cap	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Third Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Third Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Third Extension Floor	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Third Extension Cap	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Fourth Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Fourth Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Fourth Extension Floor	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Fourth Extension Cap	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Fifth Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Fifth Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Fifth Extension Floor	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Fifth Extension Cap	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Exit Fee %	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Exit Fee Balance	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments

Attribute	Source Document(s)
Rate Type	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Index for Floating Rate	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Rounding Factor	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Rounding Direction	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Lookback Period	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
LIBOR Floor %	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Mortgage Rate Floor	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Rating
LIBOR Cap Expiration	LIBOR Cap Confirmation
Interest Accrual Basis	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Interest Rate Change	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Interest Rate Change Amount	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Interest Rate Change Trigger	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Grace Period Default (Days)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Grace Period Late (Days)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments

Attribute	Source Document(s)
Grace Period Balloon (Days)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Original Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Remaining Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Original Yield Maintenance or Minimum Interest Term	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Rate/Amount for Prepayment Protection	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
IO Number of Months through Initial Term	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
IO Number of Months through Fully Extended Loan Term	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Original Amortization Initial Term	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Amortization During Fully Extended Loan Term	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Amortization Style	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Amort Constant Number of Months	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Amortization Rate	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Amortization Rate Mechanics	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Amortization Constant Basis	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Amortization Rate Basis	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments

Attribute	Source Document(s)
Amortization Type During Initial Term	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Amortization Type During Extensions	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement

Attribute	Source Document(s)
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement/Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement/Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement/ Appraisal Report
Loan Cross Portfolio Name	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty
Recourse Provisions	Guaranty
Recourse Carveout Guarantor	Guaranty
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease

Attribute	Source Document(s)
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Loan Agreement/Cash Management Agreement/Loan Amendments
Cash Management (Springing/In-place)	Loan Agreement/Cash Management Agreement/Loan Amendments
Lockbox Trigger Event	Loan Agreement/Cash Management Agreement/Loan Amendments
Engineering/Deferred Maintenance Escrow (Upfront)	Settlement Statement/Loan Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Environmental Escrow (Upfront)
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Upfront)	Settlement Statement/Loan Agreement
Tax Escrow (Cut-Off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Upfront)	Settlement Statement/Loan Agreement
Insurance Escrow (Cut-Off Date)	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Upfront)	Settlement Statement/Loan Agreement
Replacement Reserve (Cut-Off Date)	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement

Attribute	Source Document(s)
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Upfront)	Settlement Statement/Loan Agreement
TI/LC Reserve (Cut-Off Date)	Servicer Report/Settlement Statement/Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report/Settlement Statement/Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement
Upfront Other Reserve 1 ($)	Settlement Statement/Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow Reserve 1 Description	Servicer Report/Settlement Statement/Loan Agreement
Upfront Other Reserve 2 ($)	Settlement Statement/Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow Reserve 2 Description	Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement/Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll/Certified Rent Roll
Property Manager	Management Agreement

Attribute	Source Document(s)
TIC (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Max Number of TICs	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Independent Director (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
IDOT (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
Senior Debt Amount	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments

Attribute	Source Document(s)
Senior Debt Holder	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Senior Debt Rate	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Floor	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Maturity	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Amort	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Administrative Fee Rate	Provided by the Company
Net Mortgage Rate	Provided by the Company
In-place Senior Debt Service	Provided by the Company
As Stabilized Senior Debt Service	Provided by the Company
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report/Settlement Statement/Loan Agreement
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Type	Provided by the Company
Comments	Provided by the Company
Closed	Settlement Statement
Committed Whole Loan Amount ($)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Mortgage Loan Initial Funded Amount ($)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Mortgage Loan Cut-off Date Balance ($)	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Mezzanine Debt Cut-off Date Balance	Promissory Note/Loan Agreement/Deed of Trust/Loan Amendments
Origination Date As-Is Value	Origination Appraisal Report
Origination Date	Origination Appraisal Report

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Maximum of LIBOR assumption with applicable rounding and LIBOR Floor plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis multiplied by Contributed Mortgage Loan Cut-off Date Balance ($)
Annual Debt Service Payment (P&I)

For interest only loans, the Maximum of LIBOR assumption with applicable rounding and LIBOR Floor plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis multiplied by Contributed Mortgage Loan Cut-off Date Balance ($)

For amortizing loans, per the amortization schedule

Annual Debt Service Payment (Cap)	For interest only loans, Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Current Funded Amount ($) For amortizing loans, set to equal to Annual Debt Service Payment (P&I)
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Contributed Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan % of Total Cut-off Date Balance	Contributed Mortgage Loan Cut-off Date Balance ($) divided by aggregate Contributed Mortgage Loan Cut-off Date Balance ($) of all Mortgage Assets
Mortgage Loan Balloon Payment ($)

For interest only loans, set to equal Commitment Original Balance ($)

For amortizing loans, per amortization schedule

With respect to Mortgage Asset 800 Traction Avenue, set to equal to Mortgage Loan Cut-off Date Balance ($)

Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Committed Whole Loan Amount ($) divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Maturity Date Balance ($) divided by No of Units
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date

Attribute	Calculation Methodology
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
First Extension Fee ($)	First Extension Fee % multiplied by Commitment Original Balance ($)
Second Extension Fee ($)	Second Extension Fee % multiplied by Commitment Original Balance ($)
Third Extension Fee ($)	Third Extension Fee % multiplied by Commitment Original Balance ($)
Fourth Extension Fee ($)	Fourth Extension Fee % multiplied by Commitment Original Balance ($)
Fifth Extension Fee ($)	Fifth Extension Fee % multiplied by Commitment Original Balance ($)
Exit Fee ($)	Exit Fee % multiplied by Commitment Original Balance ($)
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %
Fully Funded Mortgage Loan Rate %	The higher of LIBOR assumption and LIBOR Floor %, plus Fully Funded Mortgage Loan Margin %
B Note / Mezz Loan %	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by Cut-off Date Total Debt Balance
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	Committed Whole Loan Amount ($) divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Mortgage Loan Annual Debt Service (I/O)

Attribute	Calculation Methodology
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Mortgage Loan Annual Debt Service (I/O)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Mortgage Loan Annual Debt Service (I/O) With respect to Mortgage Asset Marriott Winston-Salem, Underwritten NOI divided by Annual Debt Service Payment (P&I)
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Mortgage Loan Annual Debt Service (I/O) With respect to Mortgage Asset Marriott Winston-Salem, Underwritten NCF divided by Annual Debt Service Payment (P&I)
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR

Underwritten Stabilized NOI divided by the product of Commitment Original Balance ($) multiplied by the maximum of LIBOR assumption with applicable rounding and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis

With respect to Mortgage Asset Marriott Winston-Salem, Underwritten Stabilized NOI divided by Annual Debt Service Payment (P&I)

Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR

Underwritten Stabilized NCF divided by the product of Commitment Original Balance ($) multiplied by the maximum of LIBOR assumption with applicable rounding and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis

With respect to Mortgage Asset Marriott Winston-Salem, Underwritten Stabilized NCF divided by Annual Debt Service Payment (P&I)

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield

Underwritten Stabilized NOI divided by Committed Whole Loan Amount ($)

With respect to Mortgage Asset Marriott Winston-Salem, Underwritten Stabilized NOI divided by Contributed Mortgage Loan Cut-off Date Balance ($)

Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield

Underwritten Stabilized NCF divided by Committed Whole Loan Amount ($)

With respect to Mortgage Asset Marriott Winston-Salem, Underwritten Stabilized NCF divided by Contributed Mortgage Loan Cut-off Date Balance ($)

Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR

Appraisal Stabilized NOI divided by the product of Commitment Original Balance ($) multiplied by the maximum of LIBOR assumption with applicable rounding and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis

With respect to Mortgage Asset Marriott Winston-Salem, Appraisal Stabilized NOI divided by Annual Debt Service Payment (P&I)

Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

Appraisal Stabilized NCF divided by the product of Commitment Original Balance ($) multiplied by the maximum of LIBOR assumption with applicable rounding and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis

With respect to Mortgage Asset Marriott Winston-Salem, Appraisal Stabilized NCF divided by Annual Debt Service Payment (P&I)

Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield

Appraisal Stabilized NOI divided by the Commitment Original Balance ($)

With respect to Mortgage Asset Marriott Winston-Salem, Appraisal Stabilized NOI divided by Contributed Mortgage Loan Cut-off Date Balance ($)

Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield

Appraisal Stabilized NCF divided by the Commitment Original Balance ($)

With respect to Mortgage Asset Marriott Winston-Salem, Appraisal Stabilized NCF divided by Contributed Mortgage Loan Cut-off Date Balance ($)

Cut-off Date Total Debt Balance	Set to equal Total Debt as of the Cut-off Date

Attribute	Calculation Methodology
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)

Set to equal Annual Debt Service Payment (P&I)

With respect to Mortgage Asset Leeds Park International, Cut-off Date Total Debt Balance multiplied by Fully Funded Mortgage Loan Rate % multiplied by the Interest Accrual Basis

With respect to Mortgage Asset Marriott Winston-Salem, per the amortization schedule

Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Total Debt Annual Debt Service (P&I) ($)
Future Funding Initial Amount ($)	Committed Whole Loan Amount ($) minus Mortgage Loan Initial Funded Amount ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units
Pari Passu Cut-off Date Amount	Mortgage Loan Cut-off Date Balance ($) minus Contributed Mortgage Loan Cut-off Date Balance ($) With respect to Mortgage Asset Marriott Winston-Salem, set to zero
Subordinate Secured Debt Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) minus Contributed Mortgage Loan Cut-off Date Balance ($) With respect to Mortgage Asset Oak Street, set to zero
Mortgage Asset Contributed Balance ($)	Set to equal Contributed Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Remaining Future Funding as of Cut-off Date	Committed Whole Loan Amount ($) minus Pari Passu Cut-off Date Amount minus Mortgage Asset Contributed Balance ($)

Attribute	Calculation Methodology
Mortgage Loan Maturity Date Balance ($)

For interest only loans, set to equal Committed Whole Loan Amount ($)

For amortizing loans, set to equal Mortgage Loan Balloon Payment ($)

With respect to Mortgage Asset Marriott Winston-Salem, per the amortization schedule

With respect to Mortgage Asset 800 Traction Avenue, set to equal Mortgage Loan Balloon Payment ($)

Mortgage Loan Maturity Date Balance / Unit ($)	Mortgage Loan Maturity Date Balance ($) divided by No of Units
Total Debt as of the Cut-off Date	Sum of Pari Passu Cut-off Date Amount, Subordinate Secured Debt Cut-off Date Balance, Mortgage Asset Contributed Balance ($), and Mezzanine Debt Cut-off Date Balance
Total Debt as of the Cut-off Date / Unit ($)	Total Debt as of the Cut-off Date divided by No of Units
Total Debt as of Maturity Date	Sum of Mortgage Loan Maturity Date Balance ($) and Mezzanine Debt Cut-off Date Balance
Mortgage Loan Annual Debt Service (I/O)

Sum of Mortgage Asset Contributed Balance ($) and Pari Passu Cut-off Date Amount, multiplied by Fully Funded Mortgage Loan Rate %, multiplied by Interest Accrual Basis

With respect to Mortgage Asset Leeds Park International, set to equal Annual Debt Service Payment (IO)

Mortgage Loan Annual Debt Service (P&I)	For interest only loans, set to equal Mortgage Loan Annual Debt Service (I/O) For amortizing loans, per the amortization schedule
Fully Funded Mortgage Loan Annual Debt Service ($)

For interest only loans, Committed Whole Loan Amount ($) multiplied by Fully Funded Mortgage Loan Rate %, multiplied by Interest Accrual Basis

For amortizing loans, set to equal Mortgage Loan Annual Debt Service (P&I)

Mezzanine Annual Debt Service ($)	Calculated annual debt service per Mezzanine Loan Agreement

Attribute	Calculation Methodology
Total Debt Loan Annual Debt Service (I/O)($)	Mortgage Loan Annual Debt Service (I/O) plus Mezzanine Annual Debt Service ($)
Total Debt Annual Debt Service (P&I) ($)	Mortgage Loan Annual Debt Service (P&I) plus Mezzanine Annual Debt Service ($)
Origination Date As-Is LTV	Mortgage Loan Initial Funded Amount ($) divided by Origination Date As-Is Value

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage asset and Compared Attribute(s):
Property Name(s)	Compared Attribute(s)	Company Instruction
Candlewood Suites Anaheim-Resort Area, Iron Fireman, County Line Commerce Center, Marriott Winston-Salem	First Payment Date	Provided by the Company
Oak Street	Specific Property Type	Provided by the Company
James Hotel NYC	Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Valencia Corporate Plaza	Cash Management (Springing/In-place)	Provided by the Company
One Hanson Place	Occupancy Date	Provided by the Company
Leeds Park International	Year Renovated	Provided by the Company
Oak Street, Valencia Corporate Plaza, St. Clair Hotel, Elliot Center, One Hanson Place, 800 Traction Avenue, The Shops at Nanuet, Iron Fireman, 2400 Weccacoe, County Line Commerce Center, Gibson Brands Church Street Building, INQ 1101	Mortgage Loan Underwritten NOI DSCR	Provided by the Company
Oak Street, Valencia Corporate Plaza, St. Clair Hotel, Elliot Center, One Hanson Place, 800 Traction Avenue, The Shops at Nanuet, Iron Fireman, 2400 Weccacoe, County Line Commerce Center, Gibson Brands Church Street Building, INQ 1101	Mortgage Loan Underwritten NCF DSCR	Provided by the Company

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All Mortgage Assets except for Marriott Winston-Salem, Elliot Center, 2400 Weccacoe, Hilton Newark Penn Station	Original Prepayment Provision

For Mortgage Assets with a minimum interest as a fixed dollar amount ($) per the Source Documents, Original Prepayment Provision is recomputed as (i) the sum of (A) interest payments made to date, and (B) minimum interest threshold less interest paid through November payment, divided by (ii) Annual Debt Service Payment (IO) divided by 12

Remaining payments after satisfaction of minimum interest threshold are considered open to prepay

All Mortgage Assets except for Marriott Winston-Salem, Elliot Center, 2400 Weccacoe, Hilton Newark Penn Station	Remaining Prepayment Provision	Recomputed as the Original Prepayment Provision adjusted for Seasoning
All Mortgage Assets except for Marriott Winston-Salem, Elliot Center, 2400 Weccacoe, Hilton Newark Penn Station	Original Yield Maintenance or Minimum Interest Term	Recomputed as the minimum interest from the Original Prepayment Provision
Marriott Winston-Salem	Origination Date As-Is Value	Provided by Company
The Shops at Nanuet	Origination Date As-Is LTV	Provided by Company
800 Traction Avenue	Mortgage Loan Cut-off Date Balance ($)	Per Servicing Report adjusted per 800 Traction Avenue - Letter Amendment re Upside Conversion - Fully Executed provided by Company

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